Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantee Obligations Activity [Table Text Block]
The following table presents changes in Farmer Mac's guarantee and commitment obligations in the consolidated balance sheets for the years ended December 31, 2013, 2012, and 2011:

Table 12.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Beginning balance, January 1	$37,803	$27,440	$30,308
Additions to the guarantee and commitment obligation (1)	8,414	15,134	5,097
Amortization of the guarantee and commitment obligation	(6,550)	(4,771)	(7,965)
Ending balance, December 31	$39,667	$37,803	$27,440
(1) Represents the fair value of the guarantee and commitment obligation at inception.

Schedule of Guarantor Obligations [Table Text Block]

Off-Balance Sheet Farmer Mac Guaranteed Securities

Agricultural real estate mortgage loans, rural utilities loans and other related assets may be placed into trusts that are used as vehicles for the securitization of the transferred assets and the Farmer Mac-guaranteed beneficial interests in the trusts are sold to investors.  Farmer Mac is obligated under its guarantee to ensure that the securities make timely payments to investors of principal and interest based on the underlying loans, regardless of whether the trust has actually received such scheduled loan payments.  As consideration for Farmer Mac's assumption of the credit risk on these securities, Farmer Mac receives guarantee fees that are recognized as earned on an accrual basis over the life of the loans and based upon the outstanding balance of the Farmer Mac Guaranteed Security.

Farmer Mac is required to perform under its obligation when the underlying loans for the off-balance sheet Farmer Mac Guaranteed Securities do not make their scheduled installment payments.  When a loan underlying a Farm & Ranch Guaranteed Security becomes 90 days or more past due, Farmer Mac may, in its sole discretion, repurchase the loan from the trust and generally does repurchase such loans, thereby reducing the principal balance of the outstanding Farm & Ranch Guaranteed Security.

The following table presents the maximum principal amount of potential undiscounted future payments that Farmer Mac could be required to make under all off-balance sheet Farmer Mac Guaranteed Securities as of December 31, 2013 and December 31, 2012, not including offsets provided by any recourse provisions, recoveries from third parties, or collateral for the underlying loans:

Table 12.2

Outstanding Balance of Off-Balance Sheet Farmer Mac Guaranteed Securities
	December 31, 2013	December 31, 2012
	(in thousands)
Farm & Ranch:
Guaranteed Securities	$765,751	$911,370
USDA Guarantees:
Farmer Mac Guaranteed USDA Securities	20,222	29,658
Institutional Credit:
AgVantage Securities	981,009	982,669
Total off-balance sheet Farmer Mac Guaranteed Securities	$1,766,982	$1,923,697

If Farmer Mac repurchases a loan that is collateral for a Farmer Mac Guaranteed Security, Farmer Mac would have the right to enforce the terms of the loan, and in the event of a default, would have access to the underlying collateral.  Farmer Mac typically recovers its investment in the defaulted loans purchased either through borrower payments, loan payoffs, payments by third parties or foreclosure and sale of the property securing the loans.

Farmer Mac has recourse to the USDA for any amounts advanced for the timely payment of principal and interest on Farmer Mac Guaranteed USDA Securities.  That recourse is the USDA guarantee, a full faith and credit obligation of the United States that becomes enforceable if a lender fails to repurchase the USDA-guaranteed portion from its owner within 30 days after written demand from the owner when (a) the borrower under the guaranteed loan is in default not less than 60 days in the payment of any principal or interest due on the USDA-guaranteed portion, or (b) the lender has failed to remit to the owner the payment made by the borrower on the USDA-guaranteed portion or any related loan subsidy within 30 days after the lender's receipt of the payment.

Schedule of Cash Flows Related To Transfer of Securitizations [Table Text Block]

Eligible loans and other eligible assets may be placed into trusts that are used as vehicles for the securitization of the transferred assets and the Farmer Mac-guaranteed beneficial interests in the trusts are sold to investors.  The following table summarizes the significant cash flows received from and paid to trusts used for Farmer Mac securitizations:

Table 12.3

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Proceeds from new securitizations	$150,417	$38,063	$25,674
Guarantee fees received	5,182	5,197	7,520
Purchases of assets from the trusts	(6,667)	(8,933)	(7,471)

Farmer Mac has recorded a liability for its obligation to stand ready under the guarantee in the guarantee and commitment obligation on the consolidated balance sheets.  This liability approximated $13.4 million as of December 31, 2013 and $15.8 million as of December 31, 2012. As of December 31, 2013 and December 31, 2012, the weighted-average remaining maturity of all loans underlying off-balance sheet Farmer Mac Guaranteed Securities, excluding AgVantage securities, was 12.8 years and 13.4 years, respectively.  As of December 31, 2013 and December 31, 2012, the weighted-average remaining maturity of the off-balance sheet AgVantage securities was 3.4 years and 4.7 years.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
 The future minimum lease payments under Farmer Mac's non-cancelable leases for its office space and other contractual obligations are as follows:

Table 12.4

	Future Minimum Lease Payments	Other Contractual Obligations
	(in thousands)
2014	$1,340	$614
2015	1,363	58
2016	1,366	3
2017	1,389	—
2018	1,389	—
Thereafter	8,339	—
Total	$15,186	$675